S000029718 [Member] Expense Example, No Redemption - ClearBridge Mid Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 666
Expense Example, No Redemption, 3 Years	921
Expense Example, No Redemption, 5 Years	1,194
Expense Example, No Redemption, 10 Years	1,975
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	620
Expense Example, No Redemption, 5 Years	1,069
Expense Example, No Redemption, 10 Years	2,123
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	1,877
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	516
Expense Example, No Redemption, 10 Years	1,157
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	461
Expense Example, No Redemption, 10 Years	$ 1,038